Note S - Consolidated Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
201 7
Total interest income	$11,738	$10,989	$11,317	$11,664
Total interest expense	873	918	1,049	1,135
Net interest income	10,865	10,071	10,268	10,529
Provision for loan losses (1)	145	175	1,601	643
Noninterest income (3)	3,113	2,112	2,282	1,928
Noninterest expense	9,375	9,876	9,222	8,136
Net income	3,217	1,741	1,653	898

Earnings per share	$0.69	$0.37	$0.35	$0.19

201 6
Total interest income	$9,770	$8,913	$9,824	$10,841
Total interest expense	670	707	839	806
Net interest income	9,100	8,206	8,985	10,035
Provision for loan losses (2)	479	141	1,708	498
Noninterest income (3)	3,235	1,861	1,693	1,450
Noninterest expense	7,969	7,773	8,828	8,329
Net income	2,832	1,706	358	2,024

Earnings per share	$0.69	$0.41	$0.08	$0.43

201 5
Total interest income	$9,627	$8,866	$9,016	$8,825
Total interest expense	697	717	731	694
Net interest income	8,930	8,149	8,285	8,131
Provision for loan losses (4)	(78)	799	(11)	380
Noninterest income (3)	3,489	1,917	1,584	1,607
Noninterest expense	7,427	7,554	7,727	6,911
Net income	3,624	1,410	1,642	1,898

Earnings per share	$0.88	$0.34	$0.40	$0.46